TermDebt (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Term Debt [Abstract]
2014		$ 1,086
2014 RBD debt long term classified as current		388
2015		321
2016		1,640
Total	$ 2,533	$ 3,435	$ 4,722	$ 1,970